Acquisitions and Divestitures - Assets Acquired and Liabilities Assumed (Details) $ in Millions, $ in Millions		12 Months Ended
	Apr. 17, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)
Liabilities:
Goodwill		$ 2,997.3	$ 2,702.7
AGT Food & Ingredients Inc.
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired	69.90%
Assets:
Insurance contract receivables	$ 0.0
Portfolio investments	113.0
Recoverable from reinsurers	0.0
Deferred income taxes	0.0
Goodwill and intangible assets	240.9
Other assets	878.9
Assets	1,232.8
Liabilities:
Accounts payable and accrued liabilities	161.9
Short sale and derivative obligations	50.3
Insurance contract payables	0.0
Insurance contract liabilities	0.0
Deferred income taxes	42.9
Borrowings	535.9
Liabilities	791.0
Settlement of pre-existing interests	114.3
Non-controlling interests	98.5
Purchase consideration	229.0
Excess of fair value of net assets acquired over purchase consideration	0.0
Assets acquired (liabilities assumed)	1,232.8
Subsidiary cash and cash equivalents	111.5
Goodwill	175.5
Identifiable intangible assets recognised as of acquisition date	65.4
Property, plant and equipment recognised as of acquisition date	442.6
Accounts receivable recognized at acquisition date	198.1
Inventory recognised as of acquisition date	148.3
2019 Acquisitions
Assets:
Insurance contract receivables		16.9
Portfolio investments		220.3
Recoverable from reinsurers		17.6
Deferred income taxes		0.8
Goodwill and intangible assets		285.4
Other assets		328.4
Assets		869.4
Liabilities:
Accounts payable and accrued liabilities		282.6
Short sale and derivative obligations	0.0
Insurance contract payables		8.3
Insurance contract liabilities		93.2
Deferred income taxes		18.1
Borrowings		148.5
Liabilities		550.7
Settlement of pre-existing interests		0.0
Non-controlling interests		36.7
Purchase consideration		281.2
Excess of fair value of net assets acquired over purchase consideration		0.8
Assets acquired (liabilities assumed)		869.4
Other
Liabilities:
Subsidiary cash and cash equivalents		144.5
Goodwill		146.1
Identifiable intangible assets recognised as of acquisition date		139.3
2018 Acquisitions
Assets:
Insurance contract receivables			4.1
Portfolio investments			30.5
Recoverable from reinsurers			10.0
Deferred income taxes			1.6
Goodwill and intangible assets			193.7
Other assets			130.5
Assets			370.4
Liabilities:
Accounts payable and accrued liabilities			105.0
Funds withheld payable to reinsurers			2.6
Insurance contract payables			13.9
Deferred income taxes			1.8
Borrowings			23.3
Liabilities			146.6
Non-controlling interests			4.0
Purchase consideration			218.4
Excess of fair value of net assets acquired over purchase consideration			1.4
Assets acquired (liabilities assumed)			370.4
Goodwill			140.5
Identifiable intangible assets recognised as of acquisition date			70.0
Toys R Us Canada
Disclosure of detailed information about business combination [line items]
Percentage of common shares acquired				100.00%	100.00%
Assets:
Insurance contract receivables				$ 0.0
Portfolio investments				9.1
Recoverable from reinsurers				0.0
Deferred income taxes				11.3
Goodwill and intangible assets				16.8
Other assets				415.8
Assets				453.0
Liabilities:
Accounts payable and accrued liabilities				166.4
Funds withheld payable to reinsurers				0.0
Insurance contract payables				0.0
Deferred income taxes				12.4
Borrowings				195.9
Liabilities				374.7
Non-controlling interests				0.0
Purchase consideration				41.1	$ 53.3
Excess of fair value of net assets acquired over purchase consideration				37.2
Assets acquired (liabilities assumed)				$ 453.0
Brand names | AGT Food & Ingredients Inc.
Liabilities:
Identifiable intangible assets recognised as of acquisition date	34.7
Brand names | 2018 Acquisitions
Liabilities:
Identifiable intangible assets recognised as of acquisition date			15.3
Media Content and Non-Compete Agreements | 2018 Acquisitions
Liabilities:
Identifiable intangible assets recognised as of acquisition date			12.1
Customer and broker relationships | AGT Food & Ingredients Inc.
Liabilities:
Identifiable intangible assets recognised as of acquisition date	16.9
Customer and broker relationships | Brit
Liabilities:
Identifiable intangible assets recognised as of acquisition date		42.6
Customer and broker relationships | Boat Rocker Media Inc. (Boat Rocker)
Liabilities:
Identifiable intangible assets recognised as of acquisition date		$ 46.0
Customer and broker relationships | 2018 Acquisitions
Liabilities:
Identifiable intangible assets recognised as of acquisition date			$ 21.5
Vehicles And Heavy Machinery | AGT Food & Ingredients Inc.
Liabilities:
Property, plant and equipment recognised as of acquisition date	200.4
Buildings | AGT Food & Ingredients Inc.
Liabilities:
Property, plant and equipment recognised as of acquisition date	108.3
Preferred shares | AGT Food & Ingredients Inc.
Liabilities:
Settlement of pre-existing interests	108.6
Warrants | AGT Food & Ingredients Inc.
Liabilities:
Settlement of pre-existing interests	$ 5.7